Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets: Tax loss	$ 1,776,000	$ 1,250,100
Deferred tax assets: Valuation allowance	(1,776,000)	(1,250,100)
Total deferred tax assets, noncurrent